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                               ING PARTNERS, INC.
                          ING Solution Income Portfolio
                           ING Solution 2015 Portfolio
                           ING Solution 2025 Portfolio
                           ING Solution 2035 Portfolio
                           ING Solution 2045 Portfolio

                        Supplement Dated August 15, 2005
                       to the Initial Class Prospectus and
                 the Service Class and Adviser Class Prospectus
                            Each Dated April 29, 2005

     ING Mercury Focus Value Portfolio ("Portfolio") has changed its name to ING
Mercury Large Cap Value Portfolio and certain non-fundamental aspects of the investment strategy have changed to allow the Portfolio to invest in the equity securities of large-capitalization companies that have above-average earnings prospects. All references to "ING Mercury Focus Value Portfolio" are hereby deleted and replaced with "ING Mercury Large Cap Value Portfolio."

     The "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" chart as it applies to the row describing the Portfolio found on page 17 of the Initial Class Prospectus and page 18 the Adviser Class and Service Class Prospectus is hereby deleted and replaced with the following.
The chart (except as revised below) remains unchanged for the other underlying portfolios.

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      INVESTMENT
  ADVISER/PORTFOLIO                                      INVESTMENT
       MANAGER                 UNDERLYING FUND           OBJECTIVE                MAIN INVESTMENTS               MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:        ING Mercury Large Cap     Long-term growth of    Invests at least 80% of its    Borrowing and leverage
Directed Services, Inc.    Value Portfolio           capital.               assets in a diversified        risk, convertible
                                                                            portfolio of equity            securities risk, debt
PORTFOLIO MANAGER:                                                          securities of                  securities risk,
Mercury Advisors                                                            large-capitalization           derivatives risk,
                                                                            companies that are, at the     foreign investment
                                                                            time of purchase, within the   risk, income risk,
                                                                            market-cap range of            interest rate risk,
                                                                            companies included in the      investment models
                                                                            Russell 1000(R) Value Index.   risk, liquidity risk,
                                                                            May invest up to 10% of its    manager risk, market
                                                                            total assets in securities     and company risk,
                                                                            issued by foreign issuers,     securities lending
                                                                            including American             risk, undervalued
                                                                            Depositary Receipts            securities risk, and
                                                                            ("ADRs"). Will generally       value investing risk.
                                                                            limit its foreign securities
                                                                            investments to ADRs of
                                                                            issuers in developed
                                                                            countries. May also invest
                                                                            in investment grade
                                                                            convertible securities,
                                                                            preferred

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
                                                                            stock, illiquid securities,
                                                                            U.S. government debt
                                                                            securities of any maturity,
                                                                            and derivatives for hedging
                                                                            purposes. May lend up to
                                                                            33 1/3% of its total assets
                                                                            and invest un-invested cash
                                                                            in money market funds.
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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE